OTHER RECEIVABLES - RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
OTHER RECEIVABLES - RELATED PARTY
NOTE 3 - OTHER RECEIABLES- RELATED PARTY

As of June 30, 2020, the Company has other receivables of $407 and $11,770 from Success Holding Group International, Inc. and Success Holdings Group Corp. USA. The Company also has $419,559 other receivables from companies under control of William Robinson our Chairman, CEO, and President.

As of December 31, 2019, the Company has other receivables of $10,800 from Success Holdings Group Corp. USA.